Earnings per Unit (Tables)	6 Months Ended
Jun. 30, 2014
Earnings Per Share [Abstract]
Schedule of basic and diluted net income per common unit

Basic and diluted net income per common unit is calculated by dividing net income by the weighted-average number of common units outstanding during the period.

June 23, 2014 to June 30, 2014
Net income attributable to the period June 23, 2014 through June 30, 2014	$941,000
Net income per common unit, basic	$0.01
Net income per common unit, diluted	$0.01
Weighted-average common units outstanding, basic	76,200,000
Weighted-average common units outstanding, diluted	76,200,000